UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         PointState Capital LP
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Address:      40 West 57th Street, 25th Floor
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              New York, NY 10019
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              Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bradley Sanford
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Title:        Chief Financial Officer
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Phone:        412-851-5601
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Signature, Place, and Date of Signing:

 /s/ Bradley Sanford             Pittsburgh, PA                02/14/12
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              102
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Form 13F Information Table Value Total:            $ 1,300,742  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole     Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------- -----

Acorda Therapeutics Inc.    COM               00484M106      12,689    532,247 SH        SOLE               532,247
Alliant Energy Corp         COM               018802108      12,448    282,200 SH        SOLE               282,200
Amarin Corp PLC             SPONS ADR         023111206       9,369  1,250,900 SH        SOLE             1,250,900
American Elec Pwr Co Inc.   COM               025537101       4,131    100,000 SH        SOLE               100,000
American Tower Corp         CL A              029912201       2,016     33,600 SH        SOLE                33,600
Anadarko Petroleum Corp     COM               032511107       7,328     96,000 SH        SOLE                96,000
Apple Inc.                  COM               037833100      97,970    241,900 SH        SOLE               241,900
ArthroCare Corp             COM               043136100      15,840    500,000 SH        SOLE               500,000
AvalonBay Communities Inc.  COM               053484101       2,050     15,700 SH        SOLE                15,700
BP PLC                      SPONS ADR         055622104      22,216    519,800 SH        SOLE               519,800
Brookdale Senior Living Inc.COM               112463104       1,038     59,700 SH        SOLE                59,700
CBL & Associates Prop's Inc.COM               124830100       1,121     71,400 SH        SOLE                71,400
CF Ind Holdgs Inc.          COM               125269100       1,015      7,000 SH        SOLE                 7,000
Cabot Oil & Gas Corp        COM               127097103      48,965    645,127 SH        SOLE               645,127
Calpine Corp                COM               131347304         401     24,558 SH        SOLE                24,558
Cameron Int'l Corp          COM               13342B105      35,160    714,770 SH        SOLE               714,770
Celanese Corp               COM SER A         150870103      12,192    275,400 SH        SOLE               275,400
Cepheid Inc.                COM               15670R107       1,721     50,000 SH        SOLE                50,000
Cheniere Energy, Inc.       COM               16411R208       2,390    275,000 SH        SOLE               275,000
Citigroup Inc               UNIT 12/15/12     172967416      68,445    845,000 PRIN      SOLE               845,000
Cloud Peak Energy Inc.      COM               18911Q102       8,299    429,542 SH        SOLE               429,542
Clovis Oncology Inc.        COM               189464100       2,114    150,000 SH        SOLE               150,000
Conceptus Inc.              COM               206016107       9,480    750,000 SH        SOLE               750,000
Crown Castle Int'l Corp.    COM               228227104       5,573    124,400 SH        SOLE               124,400
D.R. Horton Inc.            COM               23331A109       6,594    522,900 SH        SOLE               522,900
Dana Holding  Corp          COM               235825205         175     14,413 SH        SOLE                14,413
Deckers Outdoor Corp        COM               243537107         952     12,600 SH        SOLE                12,600
Dendreon Corp               COM               24823Q107       8,360  1,100,000 SH        SOLE             1,100,000
Dominion Resources Inc.     COM               25746U109       7,107    133,900 SH        SOLE               133,900
Duke Realty Corp            COM               264411505       2,699    224,000 SH        SOLE               224,000
EOG Resources Inc.          COM               26875P101       9,812     99,600 SH        SOLE                99,600
EQT Corp                    COM               26884L109       5,479    100,000 SH        SOLE               100,000
EastGroup Properties Inc.   COM               277276101       2,148     49,400 SH        SOLE                49,400
Eastman Chemical Co         COM               277432100       8,476    217,000 SH        SOLE               217,000
Edison International        COM               281020107         828     20,000 SH        SOLE                20,000
Elan Corp                   ADR               284131208     119,913  8,727,313 SH        SOLE             8,727,313
Endo Pharm's Holdings Inc.  COM               29264F205      25,898    750,000 SH        SOLE               750,000
Ensco Int' PLC              SPONS ADR         29358Q109       5,968    127,200 SH        SOLE               127,200
Entergy Corp                COM               29364G103       4,865     66,600 SH        SOLE                66,600
Ford Motor Co               COM PAR $0.01     345370860       2,690    250,000 SH        SOLE               250,000
Gilead Sciences, Inc.       COM               375558103       5,116    125,000 SH        SOLE               125,000
Grifols SA                  SPONS ADR         398438309      13,825  2,500,000 SH        SOLE             2,500,000
Halliburton Co              COM               406216101      39,454  1,143,267 SH        SOLE             1,143,267
Hansen Natural Corp         COM               411310105      33,474    363,293 SH        SOLE               363,293
Healthcare Realty Trust Inc.COM               421946104         489     26,300 SH        SOLE                26,300
Heckmann Corp               COM               422680108         166     25,000 SH        SOLE                25,000
Hess Corp                   COM               42809H107      18,948    333,600 SH        SOLE               333,600
HollyFrontier Corp          COM               436106108       9,704    414,700 SH        SOLE               414,700
Home Depot Inc.             COM               437076102       4,204    100,000 SH        SOLE               100,000
Hospira, Inc.               COM               441060100      12,148    400,000 SH        SOLE               400,000
Host Hotels & Resorts       COM               44107P104       2,361    159,850 SH        SOLE               159,850
Idenix Pharm's Inc.         COM               45166R204         387     52,000 SH        SOLE                52,000
Inhibitex Inc.              COM               45719T103       5,470    500,000 SH        SOLE               500,000
InterMune Inc.              COM               45884X103      15,959  1,266,575 SH        SOLE             1,266,575
InterOil Corp               COM               460951106         511     10,000 SH        SOLE                10,000
IShares MSCI Brazil Idx Fnd MSCI BRAZIL       464286400      10,009    174,400 SH        SOLE               174,400
Kilroy Realty Corp          COM               49427F108       1,127     29,600 SH        SOLE                29,600
LaSalle Hotel Prop's        COM SH BEN INT    517942108       1,511     62,400 SH        SOLE                62,400
Lennar Corp                 CL A              526057104       1,503     76,500 SH        SOLE                76,500
Lorillard Inc.              COM               544147101       8,915     78,200 SH        SOLE                78,200
Lowe's Companies, Inc.      COM               548661107       2,538    100,000 SH        SOLE               100,000
Marathon Petroleum Corp     COM               56585A102       6,658    200,000 SH        SOLE               200,000
Mattress Firm Hldg Corp     COM               57722W106         464     20,000 SH        SOLE                20,000
Mead Johnson Nutrition Co   PUT               582839956         579      5,500 SH  PUT   SOLE                 5,500
Medicines Co                COM               584688105       5,592    300,000 SH        SOLE               300,000
Medivation Inc.             COM               58501N101       4,611    100,000 SH        SOLE               100,000
Micromet Inc.               COM               59509C105       4,129    574,335 SH        SOLE               574,335
NewLink Genetics Corp       COM               651511107       3,520    500,000 SH        SOLE               500,000
NiSource Inc.               COM               65473P105       4,143    174,000 SH        SOLE               174,000
Noble Energy Inc.           COM               655044105      20,030    212,200 SH        SOLE               212,200
Occidental Petroleum Corp   COM               674599105      24,503    261,500 SH        SOLE               261,500
Onyx Pharmaceuticals Inc.   COM               683399109      26,493    602,800 SH        SOLE               602,800
OraSure Technologies Inc.   COM               68554V108       4,555    500,000 SH        SOLE               500,000
Pfizer Inc.                 COM               717081103      37,870  1,750,000 SH        SOLE             1,750,000
Phillip Morris Int'l Inc.   COM               718172109       7,095     90,400 SH        SOLE                90,400
Pinnacle West Capital Corp  COM               723484101       9,973    207,000 SH        SOLE               207,000
Powershares QQQ Trust       PUT               73935A954          69      1,400 SH  PUT   SOLE                 1,400
Range Resources Corp        COM               75281A109       8,765    141,500 SH        SOLE               141,500
SL Green Realty Corp.       COM               78440X101       2,066     31,000 SH        SOLE                31,000
SCANA Corp                  COM               80589M102       2,253     50,000 SH        SOLE                50,000
Sherwin Williams Co         COM               824348106      40,261    451,000 SH        SOLE               451,000
Sirius XM Radio Inc.        COM               82967N108       2,244  1,232,900 SH        SOLE             1,232,900
SonoSite Inc.               COM               83568G104       5,387    100,010 SH        SOLE               100,010
Spectrum Pharm's Inc.       COM               84763A108      16,093  1,100,000 SH        SOLE             1,100,000
SunTrust Banks Inc.         COM               867914103         766     43,300 SH        SOLE                43,300
Union Pacific Corp          COM               907818108         662      6,250 SH        SOLE                 6,250
Unisource Energy Corp       COM               909205106         343      9,300 SH        SOLE                 9,300
Viropharma Inc.             COM               928241108       6,848    250,000 SH        SOLE               250,000
Visa Inc. Class A           COM CL A          92826C839      16,620    163,700 SH        SOLE               163,700
Westport Innovations Inc.   COM               960908309       9,972    300,000 SH        SOLE               300,000
Weyerhaeuser Co             COM               962166104       1,092     58,500 SH        SOLE                58,500
Xylem Inc.                  COM               98419M100       6,423    250,000 SH        SOLE               250,000
Yum! Brands Inc.            COM               988498101      26,071    441,800 SH        SOLE               441,800
Delphi Automotive Plc       SHS               G27823106       5,031    233,567 SH        SOLE               233,567
Kosmos Energy Ltd.          SHS               G5315B107       2,949    240,572 SH        SOLE               240,572
Nabors Industries Ltd.      SHS               G6359F103      26,378  1,521,206 SH        SOLE             1,521,206
Signet Jewelers Ltd.        SHS               G81276100       6,220    141,500 SH        SOLE               141,500
Weatherford Int'l Ltd.      REG SHS           H27013103      65,062  4,444,101 SH        SOLE             4,444,101
Noble Corp BAAR             NAMEN - AKT       H5833N103      35,431  1,172,441 SH        SOLE             1,172,441
LyondellBassell Ind's NV    SHS A             N53745100      38,526  1,185,788 SH        SOLE             1,185,788
Nielsen Holdings N.V.       COM               N63218106      21,114    711,148 SH        SOLE               711,148
Teekay Corp                 COM               Y8564W103      10,127    378,871 SH        SOLE               378,871

Grand Total                                               1,300,742


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